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BANKERS NATIONAL LIFE INSURANCE COMPANY

ANNUAL REPORT
TO CONTRACT OWNERS

DECEMBER 31, 1999






                                             BANKERS NATIONAL VARIABLE ACCOUNT B

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

DECEMBER 31, 1999

================================================================================

BANKERS NATIONAL VARIABLE ACCOUNT B                                       PAGE
Statement of Assets and Liabilities as of December 31, 1999............     1
Statements of Operations and Statements of Changes in
  Net Assets for the Year Ended December 31, 1999......................     2
Statements of Operations and Statements of Changes in
  Net Assets for the Year Ended December 31, 1998......................     3
Notes to Financial Statements..........................................     4
Report of Independent Accountants......................................     6

BANKERS NATIONAL VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

================================================================================
                                                                    NET ASSET
                                                                      VALUE
                                                                   ------------
Assets:
  Investments in Conseco Series Trust portfolio shares (Note 2):
   Balanced Portfolio, 167,358 shares, (cost--$2,194,362) ........  $ 2,451,923
   Equity Portfolio, 387,720 shares, (cost--$8,108,872) ..........    8,987,630
   Fixed Income Portfolio, 339 shares, (cost--$3,431) ............        3,183
   Government Securities Portfolio, 217,126 shares,
     (cost--$2,582,745)...........................................    2,379,926
   Money Market Portfolio, 626,263 shares, (cost--$626,263) ......      626,263
--------------------------------------------------------------------------------
      Total assets................................................   14,448,925

Liabilities:
  Net amount due to Bankers National Life Insurance Company.......       41,125
--------------------------------------------------------------------------------
   Net assets (Note 5)............................................  $14,407,800
================================================================================


                                                                     TOTAL VALUE
                                                 UNITS   UNIT VALUE   OF UNITS
                                                 -------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
   Contracts issued prior to August 20, 1984:
     Government Securities Portfolio...........    264.8  $ 30.101282 $    7,971
     Money Market Portfolio....................     87.7    20.797666      1,825
   Contracts issued on or after August 20,
    1984:
     Balanced Portfolio........................ 55,959.7    43.679599  2,444,299
     Equity Portfolio.......................... 80,511.4   111.212460  8,953,869
     Fixed Income Portfolio....................    231.8    13.691814      3,173
     Government Securities Portfolio........... 84,990.8    26.904112  2,286,601
     Money Market Portfolio.................... 33,439.6    18.614678    622,468
--------------------------------------------------------------------------------
      Net assets attributable to contract
       owners' deferred annuity reserves..........................    14,320,206
--------------------------------------------------------------------------------
  Contract owners' annuity payment reserves:
   Equity Portfolio...............................................         5,498
   Government Securities Portfolio................................        82,096
--------------------------------------------------------------------------------
     Net assets attributable to contract owners' annuity
      payment reserves............................................        87,594
--------------------------------------------------------------------------------
        Net assets................................................   $14,407,800
================================================================================

   The accompanying notes are an integral part of these financial statements.

BANKERS NATIONAL VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                      FIXED     GOVERNMENT   MONEY       COMBINED
                                                               BALANCED     EQUITY    INCOME    SECURITIES   MARKET        TOTAL
===================================================================================================================================
Investment Income:
  Dividends from investments in portfolio shares ............   $446,051   $2,522,213   $ 203    $ 216,596    $29,748   $ 3,214,811
Expenses:
  Mortality and expense risk fees ...........................     28,628       96,076      40       34,360      7,826       166,930
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income ....................................    417,423    2,426,137     163      182,236     21,922     3,047,881
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized
  appreciation (depreciation) of investments
  Net realized gains (losses) on sales of investments
  in portfolio shares .......................................     99,421      367,810      (2)     (21,841)      --         445,388
  Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ........................     42,871      199,689    (214)    (270,021)      --         (27,675)
-----------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on investments in portfolio shares .......    142,292      567,499    (216)    (291,862)      --         417,713
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..   $559,715   $2,993,636   $ (53)   $(109,626)   $21,922   $ 3,465,594
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                  FIXED     GOVERNMENT       MONEY       COMBINED
                                                         BALANCED     EQUITY      INCOME    SECURITIES       MARKET        TOTAL
===================================================================================================================================
Changes from operations:
  Net investment income ...........................  $   417,423   $ 2,426,137   $   163   $   182,236   $    21,922   $  3,047,881
  Net realized gains (losses) on sales
    of investments in portfolio shares ............       99,421       367,810        (2)      (21,841)           --        445,388
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares ..............................       42,871       199,689      (214)     (270,021)           --        (27,675)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations ..............................      559,715     2,993,636       (53)     (109,626)       21,922      3,465,594
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..................          300        16,046        --         2,404            --         18,750
  Contract redemptions ............................     (565,712)   (1,197,227)       (3)     (746,599)      (15,224)    (2,524,765)
  Net transfers ...................................       52,896         2,351        --       (55,247)           --             --
-----------------------------------------------------------------------------------------------------------------------------------
   Net decrease in net assets from
  contract owners' transactions ...................     (512,516)   (1,178,830)       (3)     (799,442)      (15,224)    (2,506,015)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ........       47,199     1,814,806       (56)     (909,068)        6,698        959,579
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .....................    2,397,100     7,144,561     3,229     3,285,736       617,595     13,448,221
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of year ......................  $ 2,444,299   $ 8,959,367   $ 3,173   $ 2,376,668   $   624,293   $ 14,407,800
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

BANKERS NATIONAL VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998

===================================================================================================================================
                                                                                    FIXED    GOVERNMENT     MONEY       COMBINED
                                                             BALANCED     EQUITY    INCOME   SECURITIES     MARKET       TOTAL
===================================================================================================================================
Investment Income:
  Dividends from investments in portfolio shares .........   $189,600    $596,333    $ 218     $195,543    $32,291    $1,013,985
Expenses:
  Mortality and expense risk fees ........................     31,566      80,297       40       41,907      7,972       161,782
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income .................................    158,034     516,036      178      153,636     24,319       852,203
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized
  appreciation (depreciation) of investments:
  Net realized gains on sales of investments
  in portfolio shares ....................................     43,731     119,066        2       12,409       --         175,208
  Net change in unrealized appreciation
  (depreciation) of investments in portfolio shares ......      9,407     302,195      (29)      14,166       --         325,739
-----------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on investments in portfolio shares ....     53,138     421,261      (27)      26,575       --         500,947
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations ..........   $211,172    $937,297    $ 151     $180,211    $24,319    $1,353,150
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1998

===================================================================================================================================
                                                                                      FIXED    GOVERNMENT     MONEY       COMBINED
                                                           BALANCED        EQUITY    INCOME   SECURITIES     MARKET         TOTAL
===================================================================================================================================
Changes from operations:
  Net investment income ..............................  $   158,034   $   516,036   $   178   $   153,636   $  24,319   $   852,203
  Net realized gains on sales of investments
    in portfolio shares ..............................       43,731       119,066         2        12,409          --       175,208
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ...............        9,407       302,195       (29)       14,166          --       325,739
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets
     from operations .................................      211,172       937,297       151       180,211      24,319     1,353,150
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .....................          736         7,199        (1)        4,798         899        13,631
  Contract redemptions ...............................     (220,874)     (660,438)       (3)     (272,256)    (31,612)   (1,185,183)
  Net transfers ......................................      (54,040)       11,572        --        44,403      (1,935)           --
 -----------------------------------------------------------------------------------------------------------------------------------
  Net decrease in net assets from
  contract owners' transactions ......................     (274,178)     (641,667)       (4)     (223,055)    (32,648)   (1,171,552)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...........      (63,006)      295,630       147       (42,844)     (8,329)      181,598
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ........................    2,460,106     6,848,931     3,082     3,328,580     625,924    13,266,623
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of year .........................  $ 2,397,100   $ 7,144,561   $ 3,229   $ 3,285,736   $ 617,595   $13,448,221
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

BANKERS NATIONAL VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999 AND 1998

(1) GENERAL
  Bankers National Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on June 8, 1982, as a segregated investment account for individual variable annuity contracts issued by Bankers National Life Insurance Company (the "Company"). The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

  The Account invests solely in shares of the portfolios of Conseco Series Trust (the "Trust"), a diversified, open-end management investment company.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS, AND INCOME
  Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.

  Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES
  No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES
  Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

  Annuity payment reserves for the contracts under which the contract owners are receiving periodic retirement payments are computed according to the 1983 Group Annuity Mortality table. The assumed net investment rate is equal to the assumed rate of accumu lation. The annuity unit values for periodic retirement payments were as shown below:

                                                          DECEMBER 31,
                                                    1999                1998
================================================================================
Equity Portfolio ...............................    $2.519             $1.768
Government Securities Portfolio.................    $1.096             $1.177
--------------------------------------------------------------------------------

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
  The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 1999 and 1998 was $3,301,238 and $1,220,705,
respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 1999 and 1998 were $2,757,385, and $1,406,528, respectively.

(4) DEDUCTIONS AND EXPENSES
  Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.

  The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

  The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses.

  The Company deducts daily from the Account a fee, which is equal on an annual basis to 1.25 percent (0.75 percent for those contracts issued prior to August 20, 1984) of the daily value of the total investments of the Account, for assuming the mortality and expense risks. These fees were $166,930 and $161,782 for the years ended December 31, 1999 and 1998, respectively.

  The Company does not deduct a sales charge from purchase payments received on contracts issued after August 20, 1984. However, upon surrender, the Company, with certain exceptions, deducts from the contract value a contingent deferred sales charge equal to the lesser of: (a) 5.0 percent of the total of all purchase payments made within 72 months prior to the date of the request for surrender; or (b) 5.0 percent of the amount surrendered. No charge is made for such part of a surrender in a contract year that does not exceed 10.0 percent of the net sum of purchase payments made more than one year prior to the date of the surrender. A sales charge of 6.5 percent is deducted by the Company on purchase payments received on contracts issued before August 20, 1984. There were no sales charges for the year ended December 31, 1999. The sales charges were $1,176 for the year ended December 31, 1998.

BANKERS NATIONAL VARIABLE ACCOUNT B

DECEMBER 31, 1999 AND 1998

================================================================================

  An annual contract administrative charge of $30 ($12 on Individual Retirement Accounts or "IRAs") on contracts issued after August 20, 1984 and $36 ($12 on
IRAs) on contracts issued prior to August 20, 1984 is deducted in units from each contract owner's account. Such charges were $8,903 and $10,716 for the years ended December 31, 1999 and 1998, respectively.

  A transfer processing fee (currently at $5 and guaranteed not to exceed $15) for each transfer between portfolios is deducted from the amount transferred. These fees were $10 and $25 for the years ended December 31, 1999 and 1998, respectively.

(5) NET ASSETS
  Net assets consisted of the following at December 31, 1999:

================================================================================
Proceeds from sale of units since organization,
   less proceeds of units redeemed ............................... $(15,984,857)
Undistributed net investment income ..............................   27,272,840
Undistributed net realized gains on sales of investments .........    2,186,565
Net unrealized appreciation of investments .......................      933,252
--------------------------------------------------------------------------------
   Net assets .................................................... $ 14,407,800
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

TO THE BOARD OF DIRECTORS OF BANKERS NATIONAL LIFE
INSURANCE COMPANY AND CONTRACT OWNERS OF
BANKERS NATIONAL VARIABLE ACCOUNT B

  In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Bankers National Variable Account B (the "Account") at December 31, 1999, and the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PRICEWATERHOUSECOOPERS LLP


Indianapolis, Indiana
February 10, 2000

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8

                      ==========================================================
                      BANKERS NATIONAL VARIABLE ACCOUNT B
                      SPONSOR
                      Bankers National Life Insurance Company - Carmel, Indiana. INDEPENDENT PUBLIC ACCOUNTANTS
                      PricewaterhouseCoopers LLP - Indianapolis, Indiana.

   BANKERS NATIONAL LIFE INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED
        IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF
          MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING
            PRODUCTS,  HELPING 12 MILLION  CUSTOMERS  STEP UP TO A BETTER,  MORE
                                                                  SECURE FUTURE.

                                         BANKERS NATIONAL LIFE INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                                           VA-1001 (2/00)  05960
                                (C) 1999 Bankers National Life Insurance Company


                                                                 WWW.CONSECO.COM

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